Goodwill and Inatangible Assets (Details) - Schedule of composition and movements - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Cost:
Balance as of beginning balance		$ 495
Additions		6,597
Currency translation		57
Additions related to first time consolidation		1,875	495
Disposals
Balance as of ending balance		9,024	495
Accumulated Amortization:
Balance as of beginning balance
Additions		(69)
Impairment		(89)
Additions related to first time consolidation	$ (8)	(545)
Disposals
Currency translation
Balance as of ending balance		(703)
Intangible assets, net, as of ending balance				$ 8,321	$ 296
Technology [Member]
Cost:
Balance as of beginning balance		199
Additions		279
Currency translation
Additions related to first time consolidation			199
Disposals
Balance as of ending balance		478	199
Accumulated Amortization:
Balance as of beginning balance
Additions		(69)
Impairment
Additions related to first time consolidation
Disposals
Currency translation
Balance as of ending balance		(69)
Intangible assets, net, as of ending balance				409	199
Software license [Member]
Cost:
Balance as of beginning balance
Additions		1,460
Currency translation		46
Additions related to first time consolidation
Disposals
Balance as of ending balance		1,506
Accumulated Amortization:
Balance as of beginning balance
Additions
Impairment
Additions related to first time consolidation
Disposals
Currency translation
Balance as of ending balance
Intangible assets, net, as of ending balance				1,506
Patent [Member]
Cost:
Balance as of beginning balance
Additions		75
Currency translation
Additions related to first time consolidation
Disposals
Balance as of ending balance		75
Accumulated Amortization:
Balance as of beginning balance
Additions
Impairment
Additions related to first time consolidation
Disposals
Currency translation
Balance as of ending balance
Intangible assets, net, as of ending balance				75
Brand name [Member]
Cost:
Balance as of beginning balance
Additions		4,728
Currency translation
Additions related to first time consolidation		1,311
Disposals
Balance as of ending balance		6,039
Accumulated Amortization:
Balance as of beginning balance
Additions
Impairment		(89)
Additions related to first time consolidation		(545)
Disposals
Currency translation
Balance as of ending balance		(634)
Intangible assets, net, as of ending balance				5,405
Goodwill [member]
Cost:
Balance as of beginning balance		296
Additions		55
Currency translation		11
Additions related to first time consolidation		564	296
Disposals
Balance as of ending balance		926	296
Accumulated Amortization:
Balance as of beginning balance
Additions
Impairment
Additions related to first time consolidation
Disposals
Currency translation
Balance as of ending balance
Intangible assets, net, as of ending balance				$ 926	$ 296